S000035292 [Member] Expense Example - Ariel Global Fund	Sep. 30, 2025 USD ($)
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 121
Expense Example, with Redemption, 3 Years	484
Expense Example, with Redemption, 5 Years	871
Expense Example, with Redemption, 10 Years	1,956
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	700
Expense Example, with Redemption, 10 Years	$ 1,588